Earnings per share (Details) (CHF) In Millions, except Per Share data, unless otherwise specified	3 Months Ended			6 Months Ended
	Jun. 30, 2013	Mar. 31, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Net income/(loss) attributable to shareholders (CHF million)
Net income attributable to shareholders	1,045	1,303	788	2,348	832
Preferred securities dividends	(114)		(114)	(114)	(114)
Net income attributable to shareholders for basic earnings per share	931	1,303	674	2,234	718
Available for common shares	852	1,033	615	1,918	659
Available for unvested share-based payment awards	70	93	59	164	59
Available for mandatory convertible securities	9	177		152
Income impact of assumed conversion on contracts that may be settled in shares or cash	(17)	(5)	(13)	(22)	(14)
Net income/(loss) attributable to shareholders for diluted earnings per share	914	1,298	661	2,212	704
Available for common shares	838	1,033	602	1,904	645
Available for unvested share-based payment awards	67	92	59	160	59
Available for mandatory convertible securities	9	173		148
Weighted-average shares outstanding (million)
Weighted-average shares outstanding for basic earnings per share available for common shares (in shares)	1,574.9	1,354.6	1,323.0	1,464.8	1,304.0
Dilutive contracts that may be settled in shares or cash (in shares)	23.1	24.9	26.4	23.5	16.7
Dilutive share options and warrants (in shares)	1.9	2.0	6.4	1.9	5.5
Dilutive share awards (in shares)	1.5	1.8	1.7	1.7	1.7
Weighted-average shares outstanding for diluted earnings per share available for common shares (in shares)	1,601.4	1,383.3	1,357.5	1,491.9	1,327.9
Weighted-average shares outstanding for basic/diluted earnings per share available for unvested share-based payment awards (in shares)	130.0	122.6	90.1	126.3	85.6
Weighted-average shares outstanding for basic/diluted earnings per share available for mandatory convertible securities	20.4	231.8		126.1
Basic earnings per share available for common shares (CHF)
Basic earnings per share (in CHF per share)	0.54	0.76	0.46	1.31	0.51
Diluted earnings per share available for common shares (CHF)
Diluted earnings per share (in CHF per share)	0.52	0.75	0.44	1.28	0.49
Weighted-average potential dilutive common shares	12.1	13.7	23.5	12.9	26.0